Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Oct. 17, 2023
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2023